Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1) ($)	CAP to PEO(1)(2)(6)(7) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average CAP to Non-PEO NEOs(2)(3)(6)(7) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4) ($)	Net (Loss) Income ($) (in millions)(5)
2025	1,934,699	3,734,047	995,718	1,397,599	87.63	(17.4)
2024	2,774,101	35,984	1,586,975	713,543	29.10	(26.4)
2023	2,136,546	2,983,069	1,076,208	1,413,175	100.31	(52.3)

Named Executive Officers, Footnote	Our PEO reflected in these columns and for each of the applicable fiscal years is Dr. Levin.Our Non-PEO NEOs reflected in these columns are (a) for fiscal year 2025 and 2024, Ms. Alexander and Mr. Rona, and (b) for fiscal year 2023, Mr. Rona and Thomas M. Perone (our former General Counsel and Corporate Secretary).
PEO Total Compensation Amount	$ 1,934,699	$ 2,774,101	$ 2,136,546
PEO Actually Paid Compensation Amount	$ 3,734,047	35,984	2,983,069
Adjustment To PEO Compensation, Footnote	For fiscal year 2025, the CAP to the PEO and the Average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Non-PEO NEOs (Average) ($)
Total Compensation Reported in 2025 Summary Compensation Table	1,934,699	995,718
Less, Grant Date Fair Value of Option Awards Reported in the 2025 Summary Compensation Table	(744,645)	(118,466)
Less, Grant Date Fair Value of Stock Awards Reported in the 2025 Summary Compensation Table	-	(24,806)
Plus, Year-End Fair Value of Awards Granted in 2025 that are Outstanding and Unvested at the End of 2025.	2,339,016	443,428
Plus, Change in Fair Value from the End of 2024 to the End of 2025 of Awards Granted in Prior Years that are Outstanding and Unvested at the End of 2025	242,074	153,703
Plus, Vesting Date Fair Value of Awards Granted in 2025 that Vested in 2025	-	-
Plus, Change in Fair Value of Awards from the End of 2024 to Vesting Date Granted in Prior Years that Vested in 2025	(37,097)	(51,978)
Less, 2024 Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2025	-	-
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2025 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2025)	-	-
CAP for Fiscal Year 2025	3,734,047	1,397,599

Non-PEO NEO Average Total Compensation Amount	$ 995,718	1,586,975	1,076,208
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,397,599	713,543	1,413,175
Adjustment to Non-PEO NEO Compensation Footnote	For fiscal year 2025, the CAP to the PEO and the Average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Non-PEO NEOs (Average) ($)
Total Compensation Reported in 2025 Summary Compensation Table	1,934,699	995,718
Less, Grant Date Fair Value of Option Awards Reported in the 2025 Summary Compensation Table	(744,645)	(118,466)
Less, Grant Date Fair Value of Stock Awards Reported in the 2025 Summary Compensation Table	-	(24,806)
Plus, Year-End Fair Value of Awards Granted in 2025 that are Outstanding and Unvested at the End of 2025.	2,339,016	443,428
Plus, Change in Fair Value from the End of 2024 to the End of 2025 of Awards Granted in Prior Years that are Outstanding and Unvested at the End of 2025	242,074	153,703
Plus, Vesting Date Fair Value of Awards Granted in 2025 that Vested in 2025	-	-
Plus, Change in Fair Value of Awards from the End of 2024 to Vesting Date Granted in Prior Years that Vested in 2025	(37,097)	(51,978)
Less, 2024 Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2025	-	-
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2025 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2025)	-	-
CAP for Fiscal Year 2025	3,734,047	1,397,599

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company Total Shareholder Return
The following graph sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss
The following graph sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our net loss over the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 87.63	29.10	100.31
Net Income (Loss)	$ (17,400,000)	$ (26,400,000)	$ (52,300,000)
PEO Name	Dr. Levin
Additional 402(v) Disclosure	We are a smaller reporting company pursuant to Rule 405 of the Securities Act, and as such, we are only required to include information for the past three fiscal years in this tableIn calculating the CAP amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with ASC 718 and did not materially differ from those disclosed at the time of the grant.The Total Shareholder Return (“TSR”) reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 through the end of the applicable fiscal year on the same three-year cumulative basis as is used in Item 201(e) of Regulation S-K.The amounts reflected in this column represent the net loss reflected in our audited financial statements for each applicable fiscal year.
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,339,016
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	242,074
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,097)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(744,645)
PEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	443,428
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	153,703
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,978)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(118,466)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,806)